SUBSEQUENT EVENTS (Details) - EBP 001		12 Months Ended
	Jan. 01, 2026	Dec. 31, 2025
EBP, Subsequent Event [Line Items]
Participant eligibility service period		1 year
Eligible employees minimum age		21 years
Subsequent Event
EBP, Subsequent Event [Line Items]
Eligible employees minimum age	18 years